UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22842

FORUM FUNDS II
Three Canal Plaza, Suite 600
Portland, Maine 04101

Jessica Chase, Principal Executive Officer
Three Canal Plaza, Suite 600
Portland, Maine 04101
207-347-2000

Date of fiscal year end: September 30

Date of reporting period: October 1, 2017 – December 31, 2017

Item 1.  Schedule of Investments.

BAYWOOD SOCIALLYRESPONSIBLE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
DECEMBER 31, 2017

Shares	Security Description	Value
Common Stock -94.4%
Basic Materials - 3.8%
6,000	Potash Corp. of Saskatchewan, Inc.	$123,900
7,900	The Mosaic Co.	202,714
		326,614
Capital Goods / Industrials - 5.6%
5,538	Johnson Controls International PLC	211,053
3,200	Nielsen Holdings PLC	116,480
3,000	Sensata Technologies Holding NV(a)	153,330
		480,863
Consumer Cyclicals - 6.5%
3,700	L Brands, Inc.	222,814
800	Lithia Motors, Inc., Class A	90,872
14,000	TRI Pointe Group, Inc.(a)	250,880
		564,566
Consumer Discretionary - 7.0%
3,200	AutoNation, Inc.(a)	164,256
9,300	Discovery Communications, Inc., Class C(a)	196,881
3,700	Lions Gate Entertainment Corp., Class B(a)	117,438
2,800	Tapestry, Inc.	123,844
		602,419
Consumer Staples - 3.7%
700	Kimberly-Clark Corp.	84,462
1,300	PepsiCo., Inc.	155,896
900	The Procter & Gamble Co.	82,692
		323,050
Energy - 7.3%
5,400	Cabot Oil & Gas Corp.	154,440
4,700	Centennial Resource Development, Inc., Class A(a)	93,060
5,800	Devon Energy Corp.	240,120
4,100	National Oilwell Varco, Inc.	147,682
		635,302
Financial- 23.4%
6,100	Air Lease Corp.	293,349
2,900	American Express Co.	287,999
2,800	American International Group, Inc.	166,824
12,300	Bank of America Corp.	363,096
2,300	BOK Financial Corp.	212,336
5,750	Brookfield Asset Management, Inc., Class A	250,355
1,700	M&T Bank Corp.	290,683
7,600	Radian Group, Inc.	156,636
		2,021,278
Health Care - 16.9%
1,200	AbbVie, Inc.	116,052
3,600	AstraZeneca PLC, ADR	124,920
1,200	Becton Dickinson and Co.	256,872
3,900	HealthSouth Corp.	192,699
7,400	Koninklijke Philips NV, ADR	279,720
700	Laboratory Corp. of America Holdings(a)	111,657
2,700	Medtronic PLC	218,025
3,000	Novo Nordisk A/S, ADR	161,010
		1,460,955
Real Estate - 1.8%
6,900	Brookfield Property Partners LP	152,904
Technology-14.8%
7,800	Cisco Systems, Inc.	298,740
5,500	Corning, Inc.	175,945
7,400	HP, Inc.	155,474
6,400	Intel Corp.	295,424
1,500	International Business Machines Corp.	230,130
1,400	Microsoft Corp.	119,756
		1,275,469

Shares	Security Description	Value
Transportation - 3.6%
1,200	Kansas City Southern	$126,264
1,400	Union Pacific Corp.	187,740
		314,004
Total Common Stock (Cost $6,482,581)		8,157,424

Shares	Security Description	Value
Money Market Fund - 5.4%
461,348	Morgan Stanley Institutional Liquidity Funds Government Portfolio, Institutional Class, 1.21%(b) (Cost $461,348)	461,348

Investments, at value - 99.8%
(Cost $6,943,929)		$8,618,772
Other Assets & Liabilities, Net - 0.2%		20,909
Net Assets -100.0%		$8,639,681

ADR	American Depositary Receipt
LP	Limited Partnership
PLC	Public Limited Company
(a)	Non-income producing security.
(b)	Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2017.

The following is a summary of the inputs used to value the Fund's instruments as of December 31, 2017.

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$8,157,424
Level 2 - Other Significant Observable Inputs	462,565
Level 3 - Significant Unobservable Inputs	–
Total	$8,619,989

The Level 1 value displayed in this table is Common Stock. The Level 2 value displayed in this table is a Money Market Fund. Refer to this Schedule of Investments for a further breakout of each security by industry.

The Fund utilizes the end of period methodology when determining transfers. There were no transfers among Level 1, Level 2 and Level 3 for the period ended December 31, 2017.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.
1

BAYWOOD VALUEPLUS FUND
SCHEDULE OF INVESTMENTS (Unaudited)
DECEMBER 31,2017

Shares	Security Description	Value
Common Stock - 94.6%
Basic Materials - 5.2%
400	LyondellBasell Industries NV, Class A	$44,128
200	Packaging Corp. of America	24,110
3,400	Potash Corp. of Saskatchewan, Inc.	70,210
		138,448
Capital Goods / Industrials - 7.5%
500	Eaton Corp. PLC	39,505
700	Johnson Controls International PLC	26,677
1,000	Nielsen Holdings PLC	36,400
300	Republic Services, Inc.	20,283
100	Stanley Black & Decker, Inc.	16,969
200	The Boeing Co.	58,982
		198,816
Consumer Cyclicals- 2.5%
1,100	L Brands, Inc.	66,242
Consumer Discretionary - 2.0%
1,200	Tapestry, Inc.	53,076
Consumer Staples -7.8%
200	Kimberly-Clark Corp.	24,132
400	PepsiCo., Inc.	47,968
400	The Procter & Gamble Co.	36,752
1,000	Wal-Mart Stores, Inc.	98,750
		207,602
Energy -15.1%
900	BP PLC, ADR	37,827
600	Chevron Corp.	75,114
1,700	ConocoPhillips	93,313
300	Helmerich & Payne, Inc.	19,392
900	Occidental Petroleum Corp.	66,294
800	Schlumberger, Ltd.	53,912
600	Valero Energy Corp.	55,146
		400,998
Financials -18.5%
500	BB&T Corp.	24,860
600	BOK Financial Corp.	55,392
340	Chubb, Ltd.	49,684
900	FNF Group	35,316
500	JPMorgan Chase & Co.	53,470
400	M&T Bank Corp.	68,396
1,200	MetLife, Inc.	60,672
1,400	Morgan Stanley	73,458
1,300	U.S. Bancorp	69,654
		490,902
Health Care -15.1%
400	Abb Vie, Inc.	38,684
300	Amgen, Inc.	52,170
800	AstraZeneca PLC, ADR	27,760
400	Cardinal Health, Inc.	24,508
300	Eli Lilly & Co.	25,338
700	Gilead Sciences, Inc.	50,148
700	HealthSouth Corp.	34,587
2,000	Koninklijke Philips NV, ADR	75,600
300	Medtronic PLC	24,225
900	Novo Nordisk A/S, ADR	48,303
		401,323
Real Estate -1.4%
200	Taubman Centers, Inc. REIT	13,086
700	Weyerhaeuser Co. REIT	24,682
		37,768

Shares	Security Description	Value
Technology -15.3%
2,500	Cisco Systems, Inc.	$95,750
200	Harris Corp.	28,330
2,300	HP, Inc.	48,323
1,600	Intel Corp.	73,856
500	International Business Machines Corp.	76,710
600	Microsoft Corp.	51,324
300	Texas Instruments, Inc.	31,332
		405,625
Telecommunications - 0.8%
400	Verizon Communications, Inc.	21,172
Transportation -1.5%
300	Union Pacific Corp.	40,230
Utilities -1.9%
1,300	Exelon Corp.	51,233
Total Common Stock
(Cost $2,002,942)		2,513,435

Shares	Security Description	Value
Money Market Fund - 4.5%
120,491	Federated Government Obligations Fund, Institutional Class, 1.16%(a)
	(Cost $120,491)	120,491
Investments, at value - 99.1%
(Cost$2,123,433)		$2,633,926
Other Assets & Liabilities, Net - 0.9%		23,888
Net Assets-100.0%		$2,657,814

ADR	American Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust
(a)	Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31,2017.

The following is a summary of the inputs used to value the Fund's instruments as of December 31,2017.

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical assets

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Valuation Inputs	Investments in Securities
Level 1- Quoted Prices	$2,513,435
Level 2- Other Significant Observable Inputs	120,491
Level 3- Significant Unobservable Inputs	-
Total	$2,633,926
1

BAYWOOD VALUEPLUS FUND
SCHEDULE OF INVESTMENTS (Unaudited)
DECEMBER 31,2017

The Level 1 value displayed in this table is Common Stock. The Level 2 value displayed in this table is a Money Market Fund. Refer to this Schedule of Investments for a further breakout of each security by industry.

The Fund utilizes the end of period methodology when determining transfers. There were no transfers among Level 1, Level 2 and Level 3 for the period ended December 31, 2017.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.
2

CARAVAN FRONTIER MARKETS OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited)
DECEMBER 31, 2017

Shares	Security Description	Value
Common Stock - 89.1%
Argentina - 9.3%
12,800	Adecoagro SA (a)	$132,352
1,100	Banco Macro SA, ADR	127,468
2,700	BBVA Banco Frances SA, ADR	68,040
24,505	Bolsas y Mercados Argentinos SA (a)	447,339
9,095	Grupo Clarin SA, GDR	55,025
		830,224
Bangladesh - 6.0%
290,618	Beximco Pharmaceuticals, Ltd., GDR	235,427
87,545	BRAC Bank, Ltd.	114,095
234,129	Golden Harvest Agro Industries, Ltd. (a)	118,507
2,173	Youngone Corp. (a)	63,939
		531,968
Colombia - 6.2%
66,776	Almacenes Exito SA	370,525
49,636	CEMEX Latam Holdings SA (a)	182,948
		553,473
Cyprus - 1.7%
47,391	Bank of Cyprus Holdings PLC (a)	147,273
Egypt - 6.3%
18,321	Commercial International Bank Egypt SAE	79,827
57,195	Egyptian Financial Group-Hermes Holding Co.	75,788
13,706	Egyptian International Pharmaceuticals EIPICO	107,914
8,225	ElSewedy Electric Co.	69,126
313,944	Ghabbour Auto (a)	78,221
6,670	Integrated Diagnostics Holdings PLC (b)	31,016
33,423	Obour Land For Food Industries	39,269
78,373	Oriental Weavers	73,921
		555,082
Georgia - 4.9%
3,112	BGEO Group PLC	149,453
12,281	TBC Bank Group PLC	290,171
		439,624
Kazakhstan - 4.7%
14,987	Halyk Savings Bank of Kazakhstan JSC, GDR (a)	148,071
18,228	KCell JSC, GDR	99,343
39,431	Nostrum Oil & Gas PLC (a)	173,555
		420,969
Kenya - 4.5%
219,000	Equity Group Holdings, Ltd./Kenya	84,394
184,500	KCB Group, Ltd.	76,465
578,300	KenolKobil, Ltd. Group	78,490
602,700	Safaricom, Ltd.	156,299
		395,648
Mauritius - 1.4%
15,700	MCB Group, Ltd.	126,808
Nigeria - 4.6%
1,731,465	Guaranty Trust Bank PLC	195,992
2,947,807	Zenith Bank PLC	209,950
		405,942
Pakistan - 9.8%
123,000	Engro Fertilizers, Ltd.	75,483
85,100	Kohinoor Textile Mills, Ltd.	51,091
67,350	Lucky Cement, Ltd.	315,791
77,000	MCB Bank, Ltd.	148,153
192,500	Oil & Gas Development Co., Ltd.	283,979
		874,497
Peru - 6.2%
76,074	Alicorp SAA	248,692
40,865	BBVA Banco Continental SA	52,302
600	Credicorp, Ltd.	124,458

Shares	Security Description	Value
Peru - 6.2% (continued)
158,750	Ferreycorp SAA	$124,846
		550,298
Philippines - 4.4%
11,942,000	STI Education Systems Holdings, Inc.	389,933
Romania - 4.2%
334,259	Banca Transilvania SA	183,111
56,055	BRD-Groupe Societe Generale SA	185,975
		369,086
Senegal - 1.6%
3,245	Sonatel	139,487
Sri Lanka - 4.5%
207,393	John Keells Holdings PLC	200,638
289,098	Tokyo Cement Co. Lanka PLC	124,303
204,507	Tokyo Cement Co. Lanka PLC	78,605
		403,546
Ukraine - 1.6%
12,048	MHP SE, GDR	138,552
United Arab Emirates - 1.5%
215,371	Gulf Marine Services PLC	130,852
Vietnam - 5.7%
822,000	CP Pokphand Co., Ltd.	65,231
22,762	LS Cable & System Asia, Ltd.	133,738
69,000	Magni-Tech Industries Bhd	97,012
73,300	PetroVietnam Technical Services Corp.	76,176
93,480	Superdong Fast Ferry Kien Giang Jsc	130,285
		502,442
Total Common Stock (Cost $7,754,997)		7,905,704

Investment Companies - 5.3%
845,230	Fondul Proprietatea SA/Fund	187,819
64,465	VinaCapital Vietnam Opportunity Fund, Ltd.	288,747
Total Investment Companies
(Cost $459,908)		476,566
Exchange Traded Funds - 4.6%
2,900	iShares MSCI Frontier 100 ETF	96,048
8,000	iShares MSCI Saudi Arabia ETF	209,440
5,900	WisdomTree Middle East Dividend Fund ETF	103,840
Total Exchange Traded Funds
(Cost $397,218)		409,328

Money Market Fund - 1.5%
130,942	Fidelity Investments Treasury Portfolio, 1.19% (c) (Cost $130,942)	130,942
Investments, at value - 100.5% (Cost $8,743,065)		$8,922,540
Other Assets & Liabilities, Net - (0.5)%		(46,967)
Net Assets - 100.0%		$8,875,573

ADR	American Depositary Receipt
ETF	Exchange Traded Fund
GDR	Global Depositary Receipt
JSC	Joint Stock Company
PLC	Public Limited Company
(a)	Non-income producing security.
(b)	Security exempt from registration under Rule 144A under the Securities Act of 1933. At the period end, the value of these securities amounted to $31,016 or 0.4% of net assets.
(c)	Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2017.
1

CARAVAN FRONTIER MARKETS OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited)
DECEMBER 31, 2017

The following is a summary of the inputs used to value the Fund's investments as of December 31, 2017.

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$8,791,598
Level 2 - Other Significant Observable Inputs	130,942
Level 3 - Significant Unobservable Inputs	–
Total	$8,922,540

The Level 1 value displayed in this table is Common Stock. The Level 2 value displayed in this table is a Money Market Fund. Refer to this Schedule of Investments for a further breakout of each security by country.

The Fund utilizes the end of period methodology when determining transfers. There were no transfers among Level 1, Level 2 and Level 3 for the period ended December 31, 2017.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.
2

GURTIN CALIFORNIA MUNICIPAL INTERMEDIATE VALUE FUND

SCHEDULE OF INVESTMENTS (Unaudited)

DECEMBER 31, 2017

Principal	Security Description	Rate	Maturity	Value
Municipal Bonds - 97.6%
Arkansas - 0.5%
$420,000	Bentonville School District No. 6, Arkansas GOB	4.50%	06/01/30	$420,991
California - 85.6%
715,000	Baldwin Park Unified School District, California GOB	4.00	08/01/22	783,490
1,035,000	California Health Facilities Financing Authority, California RB	5.00	10/01/33	1,171,692
2,100,000	California State Public Works Board, California RB, Series B	6.13	04/01/29	2,221,926
750,000	California State Public Works Board, California RB, Series D	5.00	06/01/25	905,978
650,000	California Statewide Communities Development Authority, California RB	4.00	11/01/22	716,463
200,000	California Statewide Communities Development Authority, California RB	5.00	11/15/23	233,414
1,300,000	Capistrano Unified School District, California Special Tax Bond	3.00	09/01/25	1,317,056
710,000	Capistrano Unified School District Community Facilities District No. 90-2, California Special Tax Bond	2.50	09/01/21	728,290
800,000	Capistrano Unified School District Community Facilities District No. 90-2, California Special Tax Bond	3.00	09/01/23	847,896
2,050,000	Capistrano Unified School District School Facilities Improvement District No. 1, California GOB, Series B (a)	2.29	08/01/20	1,883,847
750,000	Centinela Valley Union High School District, California GOB, Series B	5.75	08/01/30	905,205
855,000	Chula Vista Elementary School District, California COP	5.00	09/01/22	982,557
610,000	Chula Vista Elementary School District, California COP	5.00	09/01/23	716,756
380,000	Chula Vista Elementary School District, California COP, Series A	5.00	09/01/19	400,379
305,000	City of Laguna Beach, California Special Assessment Bond 400,000	2.00	09/02/21	304,277
400,000	City of Los Angeles Department of Airports, California RB, Series B	5.00	05/15/30	451,716
840,000	City of Rocklin, California Special Tax Bond	3.50	09/01/26	877,321
200,000	City of Sacramento, California Special Tax Bond	5.00	09/01/24	230,764
745,000	City of San Clemente, California Special Assessment Bond	3.00	09/02/19	761,308
720,000	City of Tulare CA Sewer Revenue, California RB	5.00	11/15/28	859,716
580,000	Corona Public Financing Authority, California RB	5.00	11/01/26	721,213
625,000	Corona-Norco Unified School District Public Financing Authority, California Special Tax Bond, Series A	5.00	09/01/26	719,088
520,000	Cosumnes Community Services District, California COP	3.00	09/01/20	538,335
675,000	Cosumnes Community Services District, California COP	4.00	09/01/24	761,029
850,000	County of El Dorado, California Special Tax Bond	5.00	09/01/22	969,026
295,000	County of Santa Cruz, California COP	5.00	08/01/23	345,221
455,000	Department of Veterans Affairs Veteran's Farm & Home Purchase Program, California RB, Series A	3.50	12/01/25	476,016
510,000	Elk Grove Finance Authority, California Special Tax Bond	5.00	09/01/25	616,554
905,000	Folsom Redevelopment Agency Successor Agency, California Tax Allocation Bond, Series A	4.00	08/01/28	1,019,627
1,475,000	Fresno County Financing Authority, California RB	5.00	04/01/27	1,779,853
1,500,000	Fresno County Financing Authority, California RB	5.00	04/01/28	1,795,050
330,000	Gilroy Unified School District, California COP	4.00	04/01/26	376,157
2,165,000	Golden State Tobacco Securitization Corp., California RB, Series A	5.00	06/01/29	2,498,908
250,000	Golden State Tobacco Securitization Corp., California RB, Series A	5.00	06/01/30	288,280
660,000	Imperial Community College District, California GOB	5.00	08/01/29	752,710
580,000	Irvine Unified School District No. 1, California Special Tax Bond, Series 1	5.00	09/01/23	676,732
205,000	Los Angeles County Redevelopment Refunding Agency, California Tax Allocation Bond, Series A	5.00	09/01/20	222,468
1,190,000	Los Rios Community College District, California GOB, Series 2008-A	4.75	08/01/32	1,283,962
510,000	Lynwood Unified School District, California COP	5.00	10/01/20	555,217
655,000	Lynwood Unified School District, California COP	5.00	10/01/24	777,020
695,000	Lynwood Unified School District, California COP	5.00	10/01/25	834,493
375,000	Lynwood Unified School District, California COP	5.00	10/01/28	444,443
270,000	Modesto Irrigation District, California RB, Series B	5.00	10/01/27	293,406
280,000	Mojave Unified School District School Facilities Improvement District No. 1, California GOB	4.00	08/01/20	296,100
1,000,000	Municipal Improvement Corp. of Los Angeles, California RB, Series B	5.00	11/01/26	1,246,220
975,000	Newman-Crows Landing Unified School District, California GOB	5.00	08/01/24	1,155,092
400,000	Orange Redevelopment Agency Successor Agency, California Tax Allocation Bond	5.00	09/01/22	456,588
855,000	Palmdale Elementary School District, California COP, Series A	3.00	10/01/21	893,561
350,000	Perris Joint Powers Authority, California Special Tax Bond, Series E	2.00	09/01/18	350,984
200,000	Placentia-Yorba Linda Unified School District, California COP, Series A	5.00	10/01/25	242,364
1

GURTIN CALIFORNIA MUNICIPAL INTERMEDIATE VALUE FUND

SCHEDULE OF INVESTMENTS (Unaudited)

DECEMBER 31, 2017

Principal	Security Description	Rate	Maturity	Value
California - 85.6% (continued)
$445,000	Placentia-Yorba Linda Unified School District, California COP, Series A	5.00%	10/01/27	$529,773
365,000	Poway Redevelopment Agency Successor Agency, California Tax Allocation Bond, Series A	5.00	12/15/21	410,081
655,000	Poway Unified School District, California Special Tax Bond	3.00	09/01/20	679,929
970,000	Poway Unified School District, California Special Tax Bond	3.00	09/01/21	1,012,438
1,100,000	Poway Unified School District, California Special Tax Bond	5.00	09/01/27	1,313,873
250,000	Poway Unified School District Public Financing Authority, California Special Tax Bond, Series A	5.00	09/01/24	288,788
350,000	Poway Unified School District Public Financing Authority, California Special Tax Bond, Series A	5.00	09/01/25	409,588
1,735,000	Poway Unified School District Public Financing Authority, California Special Tax Bond, Series A	5.00	09/01/29	2,025,248
1,125,000	Rancho Cucamonga Redevelopment Agency Successor Agency, California Tax Allocation Bond	5.00	09/01/26	1,375,121
325,000	Rio Elementary School District Community Facilities District, California Special Tax Bond	3.25	09/01/26	330,454
720,000	Riverside County Asset Leasing Corp., California RB	5.00	11/01/26	812,894
250,000	Riverside County Asset Leasing Corp., California RB	4.00	06/01/28	263,745
300,000	Riverside County Redevelopment Successor Agency, California Tax Allocation Bond	5.00	10/01/25	363,306
875,000	Riverside County Redevelopment Successor Agency, California Tax Allocation Bond, Series B	5.00	10/01/25	1,059,643
300,000	Sacramento Redevelopment Agency Successor Agency, California Tax Allocation Bond, Series A	5.00	12/01/19	318,591
500,000	San Jose Redevelopment Agency, California Tax Allocation Bond, Series D, AMBAC	5.00	08/01/22	500,235
1,090,000	San Luis Water District, California COP, Series A	5.00	08/01/22	1,241,565
1,045,000	Santa Ana Unified School District, California GOB, Series 2008-A	5.50	08/01/30	1,069,620
225,000	Santa Clara County Board of Education, California COP	5.00	04/01/21	249,390
1,525,000	Solano County Community College District, California GOB (a)(b)	1.39	08/01/29	1,374,589
500,000	Sonoma Community Development Agency Successor Agency, California Tax Allocation Bond	5.00	12/01/30	542,205
2,225,000	State of California, California GOB	3.50	08/01/27	2,498,074
1,075,000	State of California, California GOB	5.00	09/01/27	1,332,204
1,000,000	State of California, California GOB	5.00	10/01/29	1,057,700
1,250,000	State of California, California GOB, Series C (USD 1 Month LIBOR + 0.70%)(c)	1.63	12/01/28	1,257,912
1,135,000	Stockton Unified School District, California GOB	5.00	08/01/26	1,385,903
510,000	Stockton Unified School District, California GOB, Series A	5.00	08/01/28	595,639
370,000	Stockton Unified School District, California GOB, Series B	5.00	08/01/19	389,458
430,000	Stockton Unified School District, California GOB, Series B	5.00	08/01/24	513,226
1,200,000	Stockton Unified School District, California GOB, Series B	5.00	08/01/27	1,466,280
310,000	Travis Unified School District, California COP	4.00	09/01/19	321,988
375,000	Travis Unified School District, California COP	4.00	09/01/22	411,368
685,000	Tulare City School District, California COP	2.00	11/01/21	685,589
215,000	Val Verde Unified School District, California COP, Series A	5.00	08/01/26	258,133
500,000	Val Verde Unified School District, California COP, Series A AGC	4.10	03/01/20	513,790
1,000,000	Val Verde Unified School District, California GOB, Series A	5.00	08/01/26	1,226,540
850,000	Victor Valley Union High School District, California COP, Series A	2.00	11/15/24	845,665
300,000	Waugh School District, California Special Tax Bond	4.00	09/01/20	318,840
				71,935,153
Illinois - 10.0%
1,000,000	Chicago Park District, Illinois GOB, Series A	5.00	01/01/30	1,132,870
1,000,000	Chicago Park District, Illinois GOB, Series A	5.00	01/01/31	1,124,580
1,000,000	Chicago Park District, Illinois GOB, Series B	5.00	01/01/24	1,142,560
1,000,000	Chicago Park District, Illinois GOB, Series B	5.00	01/01/26	1,128,870
1,000,000	Chicago Park District, Illinois GOB, Series B	5.00	01/01/31	1,124,580
1,175,000	Chicago Park District, Illinois GOB, Series C	5.00	01/01/24	1,274,816
625,000	Chicago Park District, Illinois GOB, Series C	5.00	01/01/25	689,556
500,000	Chicago Park District, Illinois GOB, Series C	5.00	01/01/25	566,535
255,000	Grundy & Kendall Counties Consolidated Grade School District No. 60, Illinois GOB, Series C	4.00	02/01/21	268,429
				8,452,796
2

GURTIN CALIFORNIA MUNICIPAL INTERMEDIATE VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
DECEMBER 31, 2017

Principal	Security Description	Rate	Maturity	Value
Kentucky - 0.2%
$125,000	Corbin Independent School District Finance Corp., Kentucky RB	3.00%	02/01/26	$131,510
Michigan - 0.3%
285,000	Macomb Township Building Authority, Michigan RB	4.25	04/01/23	287,032
Pennsylvania - 0.3%
225,000	Wellsboro Area School District, Pennsylvania GOB	3.00	04/15/21	233,276
Texas - 0.7%
575,000	Travis County Water Control & Improvement District No. 17, Texas GOB	3.00	11/01/25	598,104
Total Municipal Bonds (Cost $82,099,944)				82,058,862

Shares	Security Description	Value
Money Market Fund - 1.3%
1,072,572	Fidelity Investments Money Market Government Portfolio, Class I, 1.16% (d)
	(Cost $1,072,572)	1,072,572
Investments, at value - 98.9%
(Cost $83,172,516)		$83,131,434
Other Assets & Liabilities, Net - 1.1%		947,773
Net Assets - 100.0%		$84,079,207

(a)	Zero coupon bond. Interest rate presented is yield to maturity.
(b)	Debt obligation initially issued at one coupon rate which converts to higher coupon rate at a specified date. Rate presented is as of December 31, 2017.
(c)	Floating rate security. Rate presented is as of December 31, 2017.
(d)	Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2017.
AGC	Assured Guaranty Corporation
AMBAC	American Municipal Bond Assurance Corporation
COP	Certificate of Participation
GOB	General Obligation Bond
LIBOR	London Interbank Offered Rate
RB	Revenue Bond

The following is a summary of the inputs used to value the Fund's investments as of December 31, 2017.

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments.

These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets

Level 2 –  other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$–
Level 2 - Other Significant Observable Inputs	83,131,434
Level 3 - Significant Unobservable Inputs	–
Total	$83,131,434

The Level 2 value displayed in this table includes Municipal Bonds and a Money Market Fund. Refer to this Schedule of Investments for a further breakout of each Municipal Bond security by state.

The Fund utilizes the end of period methodology when determining transfers. There were no transfers among Level 1, Level 2 and Level 3 for the period ended December 31, 2017.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.
3

GURTIN CALIFORNIA MUNICIPAL OPPORTUNISTIC VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
DECEMBER 31, 2017

Principal	Security Description	Rate	Maturity	Value
Municipal Bonds - 98.0%
California - 89.1%
$1,000,000	Abag Finance Authority for Nonprofit Corps., California RB	5.00%	01/01/33	$1,134,610
4,625,000	Abag Finance Authority for Nonprofit Corps., California RB	6.00	09/01/37	5,123,575
1,160,000	Alameda Public Financing Authority, California RB, Series A	5.25	07/01/29	1,257,788
7,655,000	Anaheim Housing & Public Improvements Authority, California RB	5.00	10/01/33	8,511,518
2,465,000	Anaheim Housing & Public Improvements Authority, California RB	5.00	10/01/34	2,738,911
1,000,000	Bay Area Toll Authority, California RB, Series F1	5.00	04/01/39	1,008,900
290,000	Bret Harte Union High School District, California COP, AMBAC	4.25	09/01/20	290,571
5,180,000	California Health Facilities Financing Authority, California RB	5.00	10/01/19	5,319,446
700,000	California Infrastructure & Economic Development Bank, California RB	5.00	08/15/23	715,232
500,000	California Infrastructure & Economic Development Bank, California RB	5.75	08/15/29	541,915
3,000,000	California Infrastructure & Economic Development Bank, California RB (SIFMA Muni Swap + 0.28%) (a)	1.99	10/01/47	2,999,970
500,000	California State Public Works Board, California RB, Series B	6.00	04/01/27	528,265
500,000	California State Public Works Board, California RB, Series B1	5.40	03/01/26	537,860
4,100,000	California State Public Works Board, California RB, Series G	5.00	11/01/37	4,622,955
1,000,000	California State Public Works Board, California RB, Series G1	5.75	10/01/30	1,072,340
600,000	California State Public Works Board, California RB, Series I-1	6.13	11/01/29	648,246
2,150,000	California Statewide Communities Development Authority, California RB	5.00	07/01/29	2,259,155
2,175,000	California Statewide Communities Development Authority, California RB, Series A	5.00	08/15/46	2,491,027
1,000,000	Centinela Valley Union High School District, California GOB, Series B	5.75	08/01/30	1,206,940
1,910,000	Centinela Valley Union High School District, California GOB, Series B	5.75	08/01/33	2,305,255
2,000,000	City of Fairfield, California COP, Series A (b)	6.55	04/01/30	1,402,420
1,000,000	City of Fresno Water System, California RB, Series A	5.25	06/01/18	1,002,760
7,750,000	City of Los Angeles Department of Airports, California RB	5.00	05/15/40	8,277,233
6,585,000	City of Los Angeles Department of Airports, California RB, Series A	5.25	05/15/39	6,903,912
1,690,000	City of Vallejo Water Revenue, California RB	5.00	05/01/18	1,694,817
2,575,000	Coachella Valley Unified School District, California GOB, Series D	5.00	08/01/37	2,862,370
1,390,000	County of San Bernardino, California COP	5.00	08/01/28	1,391,473
1,275,000	County of San Bernardino, California COP	4.75	08/01/28	1,278,723
2,835,000	Dublin Unified School District, California GOB, Series D (b)	5.73	08/01/34	1,070,326
1,500,000	Elk Grove Finance Authority, California Special Tax Bond	5.00	09/01/38	1,692,960
1,600,000	Fresno Unified School District, California GOB, Series G (b)	6.10	08/01/41	373,680
4,340,000	Golden State Tobacco Securitization Corp., California RB	5.00	06/01/40	4,959,318
125,000	Golden State Tobacco Securitization Corp., California RB, Series A, AMBAC	4.60	06/01/23	126,746
1,000,000	Los Angeles Community Redevelopment Agency, California RB, AMBAC	5.00	09/01/37	1,002,340
9,285,000	Los Angeles Department of Water & Power Power System, California RB	5.25	07/01/38	9,457,701
3,185,000	Modesto Irrigation District, California RB (USD 3 Month LIBOR + 0.58%) (a)	1.57	09/01/27	3,136,365
1,600,000	Modesto Irrigation District, California RB (USD 3 Month LIBOR +0.63%) (a)	1.62	09/01/37	1,470,768
2,650,000	Oakland Unified School District/Alameda County, California GOB	6.63	08/01/38	3,109,192
770,000	Oxnard School District, California GOB, Series A	5.75	08/01/30	918,564
2,500,000	Port of Oakland, California RB, Series P	5.00	05/01/33	2,762,350
5,120,000	Regents of the University of California Medical Center Pooled Revenue, California RB, Series C2 (USD 3 Month LIBOR + 0.74%) (a)	1.69	05/15/43	4,494,182
9,525,000	Sacramento County Sanitation Districts Financing Authority, California RB, Series B (USD 3 Month LIBOR + 0.53%) (a)	1.52	12/01/35	9,135,142
2,000,000	Sacramento County Water Financing Authority, California RB, Series B (USD 3 Month LIBOR + 0.55%) (a)	1.54	06/01/34	1,879,620
5,475,000	San Bernardino City Unified School District, California GOB, Series C	5.00	08/01/40	6,252,012
1,000,000	San Diego Public Facilities Financing Authority, California RB, Series A	5.25	04/15/29	1,130,990
5,000,000	San Francisco City & County Airport Comm-San Francisco International Airport, California RB, Series E	6.00	05/01/39	5,291,150
2,275,000	San Jose Unified School District, California GOB, Series D	5.00	08/01/32	2,322,343
895,000	San Mateo Union High School District, California GOB, Series A (b)	6.02	09/01/25	661,620
105,000	San Mateo Union High School District, California GOB, Series A (b)	6.02	09/01/25	76,476
1,250,000	San Ysidro School District, California COP	5.00	09/01/42	1,393,638
5,000	State of California, California GOB	5.00	10/01/28	5,013

1

GURTIN CALIFORNIA MUNICIPAL OPPORTUNISTIC VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
DECEMBER 31, 2017

Principal	Security Description	Rate	Maturity	Value
California - 89.1% (continued)
$4,000,000	State of California, California GOB	5.50%	08/01/29	$4,094,920
85,000	State of California, California GOB	5.75	05/01/30	85,269
20,000	State of California, California GOB	4.50	08/01/30	20,039
2,400,000	State of California, California GOB	6.50	04/01/33	2,549,496
4,400,000	State of California, California GOB	6.00	04/01/35	4,643,100
11,245,000	State of California, California GOB	6.00	04/01/38	11,854,816
1,335,000	State of California, California GOB	5.00	04/01/38	1,347,055
2,650,000	State of California, California GOB	6.00	11/01/39	2,860,145
135,000	State of California, California GOB, Series 07, AMBAC	5.13	10/01/27	135,367
3,300,000	Stockton East Water District, California COP, Series B (b)	5.96-6.00	04/01/21	2,730,057
2,000,000	Stockton East Water District, California COP, Series B (b)	6.08	04/01/25	1,298,200
1,300,000	Stockton Public Financing Authority, California RB, Series A	6.25	10/01/40	1,565,473
775,000	Stockton Unified School District, California GOB	5.00	07/01/27	878,741
2,500,000	Stockton Unified School District, California GOB, Series 2016	4.00	08/01/18	2,536,225
1,600,000	Tulare County Board of Education, California COP	5.38	05/01/33	1,831,504
250,000	Victor Valley Community College District, California GOB, Series A	5.38	08/01/29	265,005
7,900,000	Walnut Energy Center Authority, California RB	5.00	01/01/35	8,396,278
				179,942,373
Illinois - 8.9%
1,000,000	Chicago Park District, Illinois GOB, Series A	5.00	01/01/30	1,107,820
1,000,000	Chicago Park District, Illinois GOB, Series A	5.00	01/01/35	1,093,480
2,050,000	Chicago Park District, Illinois GOB, Series A	5.75	01/01/38	2,369,349
2,325,000	Chicago Park District, Illinois GOB, Series A	5.00	01/01/40	2,523,880
1,755,000	Chicago Park District, Illinois GOB, Series B	5.00	01/01/26	1,981,167
1,000,000	Chicago Park District, Illinois GOB, Series B	5.00	01/01/26	1,128,870
1,580,000	Chicago Park District, Illinois GOB, Series C	5.00	01/01/23	1,764,323
1,795,000	Chicago Park District, Illinois GOB, Series C	5.25	01/01/37	1,924,743
3,895,000	Chicago Park District, Illinois GOB, Series C	5.25	01/01/40	4,173,064
				18,066,696
Total Municipal Bonds (Cost $192,134,463)				198,009,069
Investments, at value - 98.0%
(Cost $192,134,463)				$198,009,069
Other Assets & Liabilities, Net - 2.0%				4,040,883
Net Assets - 100.0%				$202,049,952

(a)	Floating rate security. Rate presented is as of December 31, 2017.
(b)	Zero coupon bond. Interest rate presented is yield to maturity.
AMBAC	American Municipal Bond Assurance Corporation
COP	Certificate of Participation
GOB	General Obligation Bond
LIBOR	London Interbank Offered Rate
RB	Revenue Bond
SIFMA	Securities Industry and Financial Markets Association

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2017.

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2

GURTIN CALIFORNIA MUNICIPAL OPPORTUNISTIC VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
DECEMBER 31, 2017

Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$–
Level 2 - Other Significant Observable Inputs	198,009,069
Level 3 - Significant Unobservable Inputs	–
Total	$198,009,069

The Level 2 value displayed in this table includes Municipal Bonds. Refer to this Schedule of Investments for a further breakout of each Municipal Bond security by state.

The Fund utilizes the end of period methodology when determining transfers. There were no transfers among Level 1, Level 2 and Level 3 for the period ended December 31, 2017.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

3

GURTIN NATIONAL MUNICIPAL INTERMEDIATE VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
DECEMBER 31, 2017

Principal	Security Description	Rate	Maturity	Value
Municipal Bonds - 98.1%
Arkansas - 0.2%
$400,000	Bentonville School District No. 6, Arkansas GOB	4.50%	06/01/30	$400,944
California - 2.2%
1,095,000	Anaheim Redevelopment Agency, California Tax Allocation Bond, Series A	5.00	02/01/31	1,098,077
520,000	Centinela Valley Union High School District, California GOB, Series B	5.75	08/01/30	627,609
350,000	Compton Unified School District, California GOB, Series D, AMBAC (a)	1.42	06/01/18	347,728
720,000	Elk Grove Unified School District, California COP	5.00	02/01/30	857,290
275,000	Placentia-Yorba Linda Unified School District, California COP, Series A	4.00	10/01/30	298,422
1,070,000	Solano County Community College District, California GOB (a)(b)	1.39	08/01/29	964,466
670,000	Tulare City School District, California COP	2.00	11/01/20	670,710
				4,864,302
Connecticut - 8.0%
1,625,000	State of Connecticut, Connecticut GOB	5.00	08/15/28	1,892,914
2,575,000	State of Connecticut, Connecticut GOB, Series A	5.00	04/15/27	2,596,372
950,000	State of Connecticut, Connecticut GOB, Series A	5.00	03/15/28	1,085,385
600,000	State of Connecticut, Connecticut GOB, Series B	4.00	05/15/20	626,742
3,800,000	State of Connecticut, Connecticut GOB, Series B	4.00	05/15/25	4,170,500
1,000,000	State of Connecticut, Connecticut GOB, Series E	5.00	09/15/23	1,115,820
3,190,000	State of Connecticut, Connecticut GOB, Series E	4.00	09/15/28	3,353,073
195,000	State of Connecticut, Connecticut GOB, Series F	5.00	11/15/28	224,353
2,200,000	University of Connecticut, Connecticut RB, Series A	5.00	03/15/30	2,562,846
				17,628,005
Florida - 1.0%
2,225,000	Orange County Housing Finance Authority, Florida RB, Series B (c)	1.15	12/01/19	2,219,749
Illinois - 18.7%
1,195,000	Champaign County Community Unit School District No. 116 Urbana, Illinois GOB, Series A	4.00	01/01/27	1,332,413
1,245,000	Champaign County Community Unit School District No. 116 Urbana, Illinois GOB, Series A	4.00	01/01/28	1,380,518
310,000	Chicago Park District, Illinois GOB, Series A	4.00	01/01/20	310,515
540,000	Chicago Park District, Illinois GOB, Series A	5.00	01/01/28	603,277
2,325,000	Chicago Park District, Illinois GOB, Series A	5.50	01/01/33	2,641,735
385,000	Chicago Park District, Illinois GOB, Series B	4.00	01/01/22	404,893
2,865,000	Chicago Park District, Illinois GOB, Series B	5.00	01/01/25	3,246,245
5,580,000	Chicago Park District, Illinois GOB, Series B	5.00	01/01/27	6,266,507
2,735,000	Chicago Park District, Illinois GOB, Series B	5.00	01/01/28	3,055,487
1,000,000	Chicago Park District, Illinois GOB, Series B	5.00	01/01/31	1,124,580
1,865,000	Chicago Park District, Illinois GOB, Series C	5.00	01/01/26	2,105,342
235,000	Cook County Community Consolidated School District No. 15 Palatine, Illinois GOB	5.00	12/01/23	272,269
725,000	Cook County Community High School District No. 218 Oak Lawn, Illinois GOB	5.00	12/01/20	786,625
1,190,000	Cook County Community High School District No. 218 Oak Lawn, Illinois GOB	5.00	12/01/22	1,347,842
1,140,000	Cook County Community High School District No. 218 Oak Lawn, Illinois GOB	5.00	12/01/23	1,317,373
635,000	Cook County Community High School District No. 218 Oak Lawn, Illinois GOB	4.25	12/01/24	696,068
645,000	Cook County Community High School District No. 218 Oak Lawn, Illinois GOB	4.00	12/01/24	711,216
1,125,000	Cook County High School District No. 209 Proviso Township, Illinois GOB	5.00	12/01/27	1,333,586
535,000	Cook County School District No. 111 Burbank, Illinois GOB	4.00	12/01/23	584,370
1,000,000	Cook County School District No. 111 Burbank, Illinois GOB	4.00	12/01/25	1,101,010
725,000	Cook County School District No. 111 Burbank, Illinois GOB	4.00	12/01/29	780,716
1,020,000	Cook County School District No. 111 Burbank, Illinois GOB	4.00	12/01/30	1,091,798
240,000	Cook County School District No. 29 Sunset Ridge, Illinois RB, Series A	3.00	12/01/20	245,179
570,000	Cook County School District No. 81 Schiller Park, Illinois GOB, Series B	4.00	12/01/19	592,789
825,000	Du Page County School District No. 33 West Chicago, Illinois GOB, Series B	4.00	12/01/26	896,849
500,000	Illinois Finance Authority, Illinois RB	5.00	11/15/25	560,195
4,560,000	University of Illinois, Illinois RB	5.00	04/01/26	4,964,928

1

GURTIN NATIONAL MUNICIPAL INTERMEDIATE VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
DECEMBER 31, 2017

Principal	Security Description	Rate	Maturity	Value
Illinois - 18.7% (continued)
$700,000	University of Illinois, Illinois RB, Series A	5.00%	04/01/30	$795,396
780,000	Will Grundy Etc Counties Community College District No. 525, Illinois GOB	5.75	06/01/25	792,644
				41,342,365
Iowa - 1.3%
1,220,000	Waukee Community School District, Iowa RB, Series A	4.00	06/01/24	1,357,567
1,270,000	Waukee Community School District, Iowa RB, Series A	4.00	06/01/25	1,427,366
				2,784,933
Kentucky - 6.0%
300,000	Boone County School District Finance Corp., Kentucky RB	3.00	04/01/25	316,191
400,000	Corbin Independent School District Finance Corp., Kentucky RB	2.00	02/01/22	399,376
425,000	Corbin Independent School District Finance Corp., Kentucky RB	3.00	02/01/25	446,883
630,000	Corbin Independent School District Finance Corp., Kentucky RB	3.00	02/01/26	662,810
420,000	Grant County School District Finance Corp., Kentucky RB	3.00	04/01/24	438,997
1,945,000	Jefferson County School District Finance Corp., Kentucky RB, Series A	5.00	08/01/27	2,376,557
1,000,000	Jefferson County School District Finance Corp., Kentucky RB, Series A	5.00	08/01/28	1,215,480
280,000	Kenton County School District Finance Corp., Kentucky RB	3.00	02/01/26	294,582
250,000	Kentucky State Property & Building Commission, Kentucky RB	2.50	10/01/18	251,878
1,175,000	Kentucky State Property & Building Commission, Kentucky RB	5.00	08/01/19	1,234,725
1,000,000	Kentucky State Property & Building Commission, Kentucky RB, Series D	5.00	05/01/20	1,066,220
775,000	Madison County School District Finance Corp., Kentucky RB	5.00	05/01/22	869,883
630,000	Madison County School District Finance Corp., Kentucky RB	5.00	05/01/23	722,301
1,040,000	Meade County School District Finance Corp., Kentucky RB	5.00	09/01/20	1,122,971
1,270,000	Owen County School District Finance Corp., Kentucky RB	4.00	04/01/26	1,413,104
475,000	Owensboro Independent School District Finance Corp., Kentucky RB	4.00	09/01/20	500,631
				13,332,589
Louisiana - 14.1%
1,750,000	Louisiana Local Government Environmental Facilities & Community Development Authority, Louisiana RB	5.00	10/01/21	1,945,125
1,000,000	Louisiana Local Government Environmental Facilities & Community Development Authority, Louisiana RB	5.00	10/01/21	1,111,500
1,200,000	Louisiana Local Government Environmental Facilities & Community Development Authority, Louisiana RB	5.00	10/01/22	1,363,308
2,075,000	Louisiana Local Government Environmental Facilities & Community Development Authority, Louisiana RB	5.00	10/01/24	2,437,253
2,550,000	Louisiana Local Government Environmental Facilities & Community Development Authority, Louisiana RB	5.00	10/01/27	3,117,961
2,250,000	Louisiana Local Government Environmental Facilities & Community Development Authority, Louisiana RB	5.00	10/01/27	2,746,778
1,265,000	Louisiana Public Facilities Authority, Louisiana RB	5.00	06/01/22	1,429,020
1,080,000	St Martin Parish School Board, Louisiana GOB	5.00	03/01/28	1,298,830
1,650,000	State of Louisiana, Louisiana GOB, Series A	5.00	08/01/21	1,830,312
3,365,000	State of Louisiana, Louisiana GOB, Series A	5.00	04/01/27	4,127,038
3,000,000	State of Louisiana, Louisiana GOB, Series B	5.00	08/01/26	3,648,090
3,920,000	State of Louisiana, Louisiana GOB, Series B	5.00	08/01/29	4,695,729
1,345,000	State of Louisiana, Louisiana GOB, Series C	5.00	07/15/24	1,556,878
				31,307,822
Michigan - 4.1%
175,000	Battle Creek School District, Michigan GOB	5.00	05/01/28	210,619
1,065,000	Bellevue Community Schools, Michigan GOB, Series A	5.00	05/01/31	1,261,375
350,000	Central Michigan University, Michigan RB	5.00	10/01/24	413,991
225,000	Charles Stewart Mott Community College, Michigan GOB	3.00	05/01/24	235,845
1,215,000	Durand Area Schools, Michigan GOB	5.00	05/01/28	1,435,024
1,225,000	Durand Area Schools, Michigan GOB	5.00	05/01/29	1,441,409
500,000	Howell Public Schools, Michigan GOB, Series B	5.00	05/01/25	548,215
695,000	L'Anse Creuse Public Schools, Michigan GOB	5.00	05/01/25	829,128
210,000	Lansing School District, Michigan GOB	5.00	05/01/21	231,464
785,000	Oakland University, Michigan RB	5.00	03/01/29	927,776
1,225,000	Paw Paw Public Schools, Michigan GOB	5.00	05/01/21	1,291,309
200,000	Rockford Public Schools, Michigan GOB	5.00	05/01/22	225,282
				9,051,437
2

GURTIN NATIONAL MUNICIPAL INTERMEDIATE VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
DECEMBER 31, 2017

Principal	Security Description	Rate	Maturity	Value
Missouri - 2.1%
$1,690,000	City of Cape Girardeau, Missouri RB	2.00%	06/01/19	$1,696,794
1,095,000	City of Springfield, Missouri RB, Series B	2.00	05/01/22	1,093,182
1,250,000	City of Springfield, Missouri RB, Series B	3.00	05/01/23	1,307,688
250,000	Liberty Public School District No. 53, Missouri COP	3.00	04/01/20	255,955
300,000	Missouri Joint Municipal Electric Utility Commission, Missouri RB, Series A	5.00	01/01/24	347,847
				4,701,466
New Jersey - 6.7%
1,000,000	Essex County Improvement Authority, New Jersey RB	4.75	11/01/32	1,002,040
1,035,000	Haddonfield Public Schools District, New Jersey GOB	2.00	09/01/20	1,034,452
2,945,000	New Jersey Health Care Facilities Financing Authority, New Jersey RB, Series A	5.00	07/01/22	3,329,735
3,175,000	New Jersey Health Care Facilities Financing Authority, New Jersey RB, Series A	5.00	07/01/23	3,664,712
1,280,000	New Jersey Health Care Facilities Financing Authority, New Jersey RB, Series A	5.00	07/01/24	1,504,256
1,000,000	Robbinsville Board of Education, New Jersey GOB	5.25	01/01/23	1,141,480
985,000	Township of Berkeley, New Jersey GOB	3.00	05/15/21	1,018,204
1,020,000	Township of Berkeley, New Jersey GOB	3.00	05/15/22	1,060,259
1,145,000	Township of Berkeley, New Jersey GOB	3.00	05/15/23	1,193,468
				14,948,606
New York - 1.4%
215,000	Metropolitan Transportation Authority, New York RB	5.00	11/15/30	247,349
185,000	Metropolitan Transportation Authority, New York RB	5.00	11/15/30	209,418
1,000,000	New York City Transitional Finance Authority Future Tax Secured Revenue, New York RB, Series I2	5.00	11/01/21	1,077,120
1,330,000	New York State Dormitory Authority, New York RB	5.00	07/01/30	1,509,883
				3,043,770
Ohio - 0.9%
1,100,000	County of Hamilton Sales Tax Revenue, Ohio RB, Series A	5.00	12/01/30	1,214,796
200,000	Trotwood-Madison City School District, Ohio COP	4.00	12/01/23	221,958
200,000	Trotwood-Madison City School District, Ohio COP	4.00	12/01/24	224,460
215,000	Trotwood-Madison City School District, Ohio COP	4.00	12/01/25	243,457
				1,904,671
Oklahoma - 0.8%
1,800,000	Cleveland County Independent School District No. 2 Moore, Oklahoma GOB	2.75	03/01/21	1,846,692
Pennsylvania - 19.0%
845,000	Cameron County School District, Pennsylvania GOB	2.00	09/01/19	847,053
1,020,000	Cameron County School District, Pennsylvania GOB	3.00	09/01/20	1,043,093
1,060,000	Cameron County School District, Pennsylvania GOB	3.00	09/01/21	1,090,411
1,025,000	Cameron County School District, Pennsylvania GOB	2.00	09/01/22	1,015,508
1,500,000	Commonwealth Financing Authority, Pennsylvania RB, Series B-1	5.00	06/01/25	1,777,860
500,000	Commonwealth of Pennsylvania, Pennsylvania GOB, First Series	5.00	11/15/22	561,285
1,555,000	Commonwealth of Pennsylvania, Pennsylvania GOB, First Series	5.00	03/15/24	1,805,028
300,000	Commonwealth of Pennsylvania, Pennsylvania GOB, First Series	5.00	04/01/26	347,505
1,125,000	Commonwealth of Pennsylvania, Pennsylvania GOB, First Series	5.00	09/15/26	1,355,355
1,825,000	Commonwealth of Pennsylvania, Pennsylvania GOB, First Series	5.00	03/15/27	2,152,843
5,030,000	Commonwealth of Pennsylvania, Pennsylvania GOB, First Series	5.00	01/01/28	6,037,308
700,000	Commonwealth of Pennsylvania, Pennsylvania GOB, First Series	5.00	06/01/28	795,844
2,575,000	Commonwealth of Pennsylvania, Pennsylvania GOB, Second Series	5.00	05/01/21	2,768,691
600,000	Commonwealth of Pennsylvania, Pennsylvania GOB, Second Series	5.00	10/15/23	692,154
4,760,000	Commonwealth of Pennsylvania, Pennsylvania GOB, Second Series	5.00	01/15/27	5,755,364
2,115,000	Commonwealth of Pennsylvania, Pennsylvania GOB, Second Series	5.00	01/15/28	2,540,157
2,000,000	Commonwealth of Pennsylvania, Pennsylvania GOB, Second Series	5.00	08/15/31	2,329,680
365,000	Deer Lakes School District, Pennsylvania GOB	2.63	04/01/25	365,865
1,460,000	East Stroudsburg Area School District, Pennsylvania GOB	2.00	09/01/21	1,463,373
615,000	Erie Parking Authority, Pennsylvania RB	4.00	09/01/21	653,720
425,000	Northern Tioga School District, Pennsylvania GOB	2.00	04/01/21	428,736
1,320,000	Northern York County School District, Pennsylvania GOB	5.00	11/15/29	1,482,994
265,000	Pennsylvania State University, Pennsylvania RB, Series A	5.00	03/01/28	275,600
200,000	Pennsylvania Turnpike Commission, Pennsylvania RB, Series B	5.00	12/01/25	239,812
680,000	South Middleton School District, Pennsylvania GOB	3.00	09/01/26	691,268
3

GURTIN NATIONAL MUNICIPAL INTERMEDIATE VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
DECEMBER 31, 2017

Principal	Security Description	Rate	Maturity	Value
Pennsylvania - 19.0% (continued)
$1,300,000	The Hospitals & Higher Education Facilities Authority of Philadelphia, Pennsylvania RB, Series D	5.00%	07/01/28	$1,459,640
525,000	The Hospitals & Higher Education Facilities Authority of Philadelphia, Pennsylvania RB, Series D	5.00	07/01/32	586,982
430,000	Wyalusing Area School District, Pennsylvania GOB	2.00	04/01/21	429,592
1,120,000	York Suburban School District, Pennsylvania GOB	2.25	05/01/23	1,120,403
				42,113,124
Rhode Island - 0.5%
900,000	Rhode Island Health & Educational Building Corp., Rhode Island RB, Series A	5.00	09/15/30	1,061,037
South Dakota - 0.1%
250,000	South Dakota Board of Regents, South Dakota RB	5.00	04/01/19	260,520
Texas - 8.8%
750,000	Brazoria-Fort Bend County Municipal Utility District No. 1, Texas GOB	2.00	09/01/19	751,702
845,000	Brazoria-Fort Bend County Municipal Utility District No. 1, Texas GOB	3.00	09/01/23	883,076
1,600,000	City of Fort Worth, Texas RB, Series A	5.00	03/01/31	1,858,912
300,000	City of Houston, Texas GOB, Series A	5.00	03/01/24	335,499
295,000	City of League City, Texas GOB, Series B	5.00	02/15/30	321,698
500,000	Dallas/Fort Worth International Airport, Texas RB	5.25	11/01/27	580,890
1,245,000	Denton County Fresh Water Supply District No. 10, Texas GOB	3.00	09/01/24	1,310,325
1,750,000	Fort Bend County Levee Improvement District No. 15, Texas GOB, Series PK	1.50	09/01/21	1,710,415
1,310,000	Harris County Municipal Utility District No. 153, Texas GOB	2.00	09/01/20	1,307,288
750,000	Harris County Municipal Utility District No. 290, Texas GOB	2.00	09/01/21	747,623
235,000	Harris County Municipal Utility District No. 383, Texas GOB	2.00	09/01/19	235,764
255,000	Harris County Municipal Utility District No. 383, Texas GOB	3.00	09/01/20	262,173
200,000	Harris County Municipal Utility District No. 383, Texas GOB	2.00	09/01/20	200,256
235,000	Harris County Municipal Utility District No. 383, Texas GOB	2.00	09/01/21	234,915
235,000	Harris County Municipal Utility District No. 383, Texas GOB	3.00	09/01/24	244,823
235,000	Harris County Municipal Utility District No. 383, Texas GOB	3.00	09/01/25	243,176
870,000	Harris Montgomery Counties Municipal Utility District No. 386, Texas GOB	3.00	09/01/26	900,137
860,000	Harris Montgomery Counties Municipal Utility District No. 386, Texas GOB	3.00	09/01/27	881,328
1,055,000	Harris Montgomery Counties Municipal Utility District No. 386, Texas GOB	3.00	09/01/28	1,070,888
900,000	Lower Colorado River Authority, Texas RB	5.00	05/15/27	1,007,937
275,000	Lower Colorado River Authority, Texas RB	5.00	05/15/30	293,312
330,000	Reagan County Independent School District, Texas GOB	3.00	02/15/23	330,330
2,750,000	Tarrant County Cultural Education Facilities Finance Corp., Texas RB	5.00	08/15/33	3,135,963
590,000	Travis County Water Control & Improvement District No. 17, Texas GOB	3.00	11/01/25	613,706
				19,462,136
Vermont - 0.1%
165,000	Vermont Housing Finance Agency, Vermont RB, Series B	1.95	05/01/23	164,353
Washington - 0.2%
395,000	Grant County Public Utility District No. 2, Washington RB, Series B	5.00	01/01/26	470,567
West Virginia - 0.8%
1,000,000	School Building Authority of West Virginia, West Virginia RB, Series B	5.00	07/01/30	1,076,700
560,000	West Virginia Economic Development Authority, West Virginia RB, Series A	5.00	06/01/26	630,834
				1,707,534
4

GURTIN NATIONAL MUNICIPAL INTERMEDIATE VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
DECEMBER 31, 2017

Principal	Security Description	Rate	Maturity	Value
Wisconsin - 1.1%
$600,000	Evansville Community School District, Wisconsin GOB	3.00%	04/01/19	$609,036
1,500,000	Wisconsin Health & Educational Facilities Authority, Wisconsin RB	5.00	04/01/27	1,827,120
				2,436,156
Total Municipal Bonds (Cost $217,256,992)				217,052,778

Shares	Security Description	Value
Money Market Fund - 0.8%
1,716,794	Fidelity Investments Money Market Government Portfolio, Class I, 1.16% (d)
	(Cost $1,716,794)	1,716,794

Investments, at value - 98.9%
(Cost $218,973,786)		$218,769,572
Other Assets & Liabilities, Net - 1.1%		2,510,772
Net Assets - 100.0%		$221,280,344

(a)	Zero coupon bond. Interest rate presented is yield to maturity.
(b)	Debt obligation initially issued at one coupon rate which converts to higher coupon rate at a specified date. Rate presented is as of December 31, 2017.
(c)	Adjustable rate security, the interest rate of which adjusts periodically based on changes in current interest rates. Rate represented is as of December 31, 2017.
(d)	Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2017.
AMBAC	American Municipal Bond Assurance Corporation
COP	Certificate of Participation
GOB	General Obligation Bond
RB	Revenue Bond

The following is a summary of the inputs used to value the Fund's investments as of December 31, 2017.

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$–
Level 2 - Other Significant Observable Inputs	218,769,572
Level 3 - Significant Unobservable Inputs	–
Total	$218,769,572

The Level 2 value displayed in this table includes Municipal Bonds and a Money Market Fund. Refer to this Schedule of Investments for a further breakout of each Municipal Bond security by state.

The Fund utilizes the end of period methodology when determining transfers. There were no transfers among Level 1, Level 2 and Level 3 for the period ended December 31, 2017.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL  STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE  ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY  THE FUND.
5

GURTIN NATIONAL MUNICIPAL OPPORTUNISTIC VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
DECEMBER 31, 2017

Principal	Security Description	Rate	Maturity	Value
Municipal Bonds - 96.2%
California - 13.0%
$75,000	California Health Facilities Financing Authority, California RB, Series A	5.00%	04/01/25	$75,223
500,000	California State Public Works Board, California RB, Series B1	5.63	03/01/30	541,010
2,875,000	California State Public Works Board, California RB, Series G	5.00	11/01/37	3,241,706
1,000,000	City of Fairfield, California COP, Series A (a)	6.55	04/01/30	701,210
665,000	County of San Bernardino, California COP	5.00	08/01/28	665,705
1,450,000	Golden State Tobacco Securitization Corp., California RB, Series A	5.00	06/01/29	1,673,633
1,000,000	Modesto Irrigation District, California RB (USD 3 Month LIBOR + 0.58%) (b)	1.57	09/01/27	984,730
1,000,000	Natomas Unified School District, California GOB (a)	5.05	08/01/26	626,610
1,000,000	Natomas Unified School District, California GOB (a)	5.14	08/01/27	591,570
3,050,000	Sacramento County Sanitation Districts Financing Authority, California RB, Series B (USD 3 Month LIBOR + 0.53%) (b)	1.52	12/01/35	2,925,164
2,225,000	State of California, California GOB	5.50	08/01/29	2,277,799
130,000	State of California, California GOB, Series 07, AMBAC	5.13	10/01/27	130,354
1,500,000	Stockton East Water District, California COP, Series B (a)	5.96 -
		5.97	04/01/20	1,317,510
2,200,000	Stockton East Water District, California COP, Series B (a)	6.09	04/01/26	1,343,760
250,000	Victor Valley Community College District, California GOB, Series A	5.38	08/01/29	265,005
				17,360,989
Colorado - 3.1%
2,500,000	Regional Transportation District, Colorado RB	5.00	11/01/38	2,685,825
1,350,000	State of Colorado Department of Transportation, Colorado COP	5.00	06/15/41	1,401,867
				4,087,692
Connecticut - 2.2%
3,000,000	State of Connecticut, Connecticut GOB, Series A (SIFMA Muni Swap + 0.95%) (b)	2.66	03/01/24	2,985,180
District of Columbia - 2.2%
2,900,000	Washington Convention & Sports Authority, District of Columbia RB, Series A, AMBAC	4.50	10/01/30	2,907,018
Florida - 7.1%
2,500,000	City of Miami Beach FL Stormwater Revenue, Florida RB	5.00	09/01/47	2,772,125
2,775,000	County of Miami-Dade Transit System, Florida RB	5.00	07/01/32	2,823,507
1,600,000	Highlands County Health Facilities Authority, Florida RB	6.00	11/15/37	1,728,928
2,000,000	Sarasota County Public Hospital District, Florida RB	5.63	07/01/39	2,114,120
				9,438,680
Illinois - 20.3%
2,465,000	Chicago O'Hare International Airport, Illinois RB, Series B	5.00	01/01/32	2,837,708
1,000,000	Chicago O'Hare International Airport, Illinois RB, Series B	5.00	01/01/33	1,163,610
1,000,000	Chicago O'Hare International Airport, Illinois RB, Series B	5.00	01/01/41	1,150,420
500,000	Chicago Park District, Illinois GOB, Series A	5.00	01/01/27	530,545
525,000	Chicago Park District, Illinois GOB, Series A	5.50	01/01/33	596,521
980,000	Chicago Park District, Illinois GOB, Series A	5.00	01/01/33	1,027,971
3,000,000	Chicago Park District, Illinois GOB, Series A	5.75	01/01/38	3,467,340
1,975,000	Chicago Park District, Illinois GOB, Series A	5.00	01/01/40	2,143,941
1,500,000	Chicago Park District, Illinois GOB, Series C	5.00	01/01/27	1,607,100
920,000	Chicago Park District, Illinois GOB, Series C	5.00	01/01/29	996,351
850,000	Illinois Finance Authority, Illinois RB, Series A	5.50	04/01/44	890,876
3,500,000	Illinois Finance Authority, Illinois RB, Series A	5.00	02/15/45	3,921,050
1,000,000	Illinois Finance Authority, Illinois RB, Series A AGC	5.25	08/15/33	1,025,750
525,000	Illinois Finance Authority, Illinois RB, Series D	6.25	11/01/28	544,845
1,805,000	Illinois State Toll Highway Authority, Illinois RB, Series A	5.00	01/01/40	2,075,714
1,030,000	University of Illinois, Illinois RB, Series A	5.13	04/01/36	1,099,443
900,000	University of Illinois, Illinois RB, Series A	5.00	04/01/39	999,603
825,000	Will Grundy Etc Counties Community College District No. 525, Illinois GOB, Series B	5.25	06/01/36	961,257
				27,040,045
Indiana - 3.3%
2,150,000	Indiana Finance Authority, Indiana RB	5.00	11/01/21	2,211,985
1,950,000	Indiana Finance Authority, Indiana RB, Series A	5.00	05/01/42	2,156,817
				4,368,802

1

GURTIN NATIONAL MUNICIPAL OPPORTUNISTIC VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
DECEMBER 31, 2017

Principal	Security Description	Rate	Maturity	Value
Kansas - 2.7%
$2,325,000	Kansas Development Finance Authority, Kansas RB	5.75%	11/15/38	$2,498,120
1,000,000	Topeka Public Building Commission, Kansas RB, Series A	5.00	06/01/22	1,033,940
				3,532,060
Maryland - 0.5%
625,000	Montgomery County Housing Opportunites Commission, Maryland RB, Series C
		5.00	07/01/31	661,469
Massachusetts - 0.5%
630,000	Massachusetts Housing Finance Agency, Massachusetts RB, Series C	5.00	12/01/30	653,001
Michigan - 4.5%
550,000	Michigan State Building Authority, Michigan RB, Series A	5.20	10/15/31	614,658
5,125,000	Michigan State University, Michigan RB	5.00	02/15/44	5,427,734
				6,042,392
Minnesota - 1.0%
1,300,000	South Washington County Independent School District No. 833/MN, Minnesota GOB
		4.75	02/01/27	1,303,081
Missouri - 0.8%
1,000,000	City of St. Louis Airport Revenue, Missouri RB	6.63	07/01/34	1,068,990
New York - 17.9%
1,000,000	Metropolitan Transportation Authority, New York RB, Series C	5.00	11/15/28	1,012,950
1,000,000	New York City Transitional Finance Authority Building Aid Revenue, New York RB	5.50	01/15/34	1,041,910
1,000,000	New York City Transitional Finance Authority Building Aid Revenue, New York RB	5.50	01/15/39	1,042,020
1,425,000	New York City Water & Sewer System, New York RB, Series A	5.75	06/15/40	1,452,374
5,000,000	New York City Water & Sewer System, New York RB, Series DD	5.00	06/15/32	5,075,400
2,500,000	New York City Water & Sewer System, New York RB, Series EE	5.25	06/15/40	2,619,200
50,000	New York State Dormitory Authority, New York RB	5.75	02/15/19	50,131
1,000,000	New York State Dormitory Authority, New York RB	5.00	07/01/38	1,017,580
2,625,000	New York State Dormitory Authority, New York RB, Series C	5.00	07/01/40	2,753,888
3,650,000	New York State Thruway Authority, New York RB, Series H	5.00	01/01/25	3,659,089
2,475,000	Port Authority of New York & New Jersey, New York RB	5.25	11/01/35	2,501,705
1,410,000	Schenectady Metroplex Development Authority, New York RB, Series A	5.50	08/01/33	1,649,728
				23,875,975
Ohio - 6.2%
2,950,000	American Municipal Power, Inc., Ohio RB, Series B	5.00	02/15/37	3,229,453
5,000,000	Ohio Higher Educational Facility Commission, Ohio RB, Series A	5.50	01/01/43	5,000,000
				8,229,453
Pennsylvania - 3.2%
1,300,000	Elizabethtown Area School District, Pennsylvania GOB	2.00	03/01/18	1,300,273
2,600,000	Pennsylvania Turnpike Commission, Pennsylvania RB, Series A-1	5.00	12/01/41	2,990,208
				4,290,481
Texas - 4.0%
3,500,000	City of Houston TX Airport System Revenue, Texas RB	5.50	07/01/39	3,565,730
2,000,000	County of Harris, Texas RB, AMBAC (USD 3 Month LIBOR + 0.67%)(b)
		1.62	08/15/35	1,800,640
				5,366,370
Virginia - 2.1%
2,775,000	Fairfax County Redevelopment & Housing Authority, Virginia RB	4.75	04/01/38	2,783,713
Washington - 1.6%
1,715,000	Central Puget Sound Regional Transit Authority, Washington RB	4.75	02/01/28	1,854,755
250,000	State of Washington, Washington COP, Series D	5.45	07/01/28	259,788
				2,114,543
Total Municipal Bonds (Cost $124,754,199)				128,109,934

Shares	Security Description	Value
Money Market Fund - 1.0%
1,337,434	Fidelity Investments Money Market Government Portfolio, Class I, 1.16% (c)
	(Cost $1,337,434)	1,337,434

Investments, at value - 97.2%
(Cost $126,091,633)		$129,447,368
Other Assets & Liabilities, Net - 2.8%		3,732,054
Net Assets - 100.0%		$133,179,422
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GURTIN NATIONAL MUNICIPAL OPPORTUNISTIC VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
DECEMBER 31, 2017

(a)	Zero coupon bond. Interest rate presented is yield to maturity.
(b)	Floating rate security. Rate presented is as of December 31, 2017.
(c)	Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2017.
AGC	Assured Guaranty Corporation
AMBAC	American Municipal Bond Assurance Corporation
COP	Certificate of Participation
GOB	General Obligation Bond LIBOR London Interbank Offered Rate
RB	Revenue Bond
SIFMA	Securities Industry and Financial Markets Association

The following is a summary of the inputs used to value the Fund's investments as of December 31, 2017.

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical assets

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$–
Level 2 - Other Significant Observable Inputs	129,447,368
Level 3 - Significant Unobservable Inputs	–
Total	$129,447,368

The Level 2 value displayed in this table includes Municipal Bonds and a Money Market Fund. Refer to this Schedule of Investments for a further breakout of each Municipal Bond security by state.

The Fund utilizes the end of period methodology when determining transfers. There were no transfers among Level 1, Level 2 and Level 3 for the period ended December 31, 2017.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

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Item 2.  Controls and Procedures.
(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b)  under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report
 (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.  Exhibits
Certifications as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FORUM FUNDS II
By:	/s/ Jessica Chase
Jessica Chase, Principal Executive Officer

Date:	February 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jessica Chase
Jessica Chase, Principal Executive Officer

Date:	February 27, 2018

By:	/s/ Karen Shaw
Karen Shaw, Principal Financial Officer

Date:	February 27, 2018